Accounts Receivables - Summary of Accounts Receivable and Ageing Analysis (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable [Line Items]
Accounts receivable	¥ 2,814	¥ 2,209
Less: loss allowance for expected credit losses	(14)	(11)	¥ (7)
Accounts receivable, net	2,800	2,198
Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	2,814	2,209
Up to 3 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	2,490	1,913
3 to 6 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	165	116
Over 6 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	¥ 159	¥ 180